1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 94.6%

ALABAMA – 0.9%

HIGHER EDUCATION – 0.3%
University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,216,940

WATER – 0.6%
Huntsville Water Revenue Warrants, AL, Revenue Bonds, 5.00%, 11/01/34	1,840,000	2,186,932

TOTAL ALABAMA		$3,403,872

ALASKA – 0.5%

HIGHER EDUCATION – 0.5%
University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,985,280

TOTAL ALASKA		$1,985,280

ARIZONA – 3.6%

DEDICATED TAX – 0.1%
Scottsdale Municipal Property Corp., AZ,
Refunding Revenue Bonds, 5.00%, 7/01/30	415,000	554,419

DEVELOPMENT – 1.6%
Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corporation Project), 5.00%, 6/01/49Δ	5,000,000	5,767,650
Industrial Development Authority of the City of Phoenix (The), AZ, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	175,000	201,556

TOTAL DEVELOPMENT		$5,969,206

EDUCATION – 1.4%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund)

5.00%, 11/01/26	1,000,000	1,218,590
5.00%, 11/01/30	1,000,000	1,252,570
5.00%, 11/01/32	865,000	1,070,775
La Paz County Industrial Development Authority, AZ, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 2/15/28	1,300,000	1,483,950

TOTAL EDUCATION		$5,025,885

Description	Par Value	Value

HOUSING – 0.5%
Industrial Development Authority of the County of Pima (The), AZ, Revenue Bonds, Prerefunded/ETM, 8.20%, 9/01/21	$1,740,000	$1,835,665

TOTAL ARIZONA		$13,385,175

ARKANSAS – 1.2%

DEDICATED TAX – 0.7%
Fayetteville City, AR, Revenue Bonds, (Sales and Use Tax), (Series A), 2.00%, 11/01/29	2,565,000	2,741,164

SCHOOL DISTRICT – 0.5%
Siloam Springs School District No. 21 of Benton County, AR, GO Limited, Current Refunding Bonds, AD Valorem Property Tax, 2.00%, 6/01/24	1,720,000	1,822,220

TOTAL ARKANSAS		$4,563,384

CALIFORNIA – 1.8%

GENERAL OBLIGATIONS – 0.9%
State of California, CA, GO Unlimited Current Refunding, 5.00%, 4/01/32	2,250,000	3,271,523

HIGHER EDUCATION – 0.0%**
California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), Prerefunded/ETM, 5.25%, 4/01/24	10,000	10,963

LEASE – 0.1%
San Bernardino County, CA, Certificates of Participation, (Capital Facility Project), (Series B), Prerefunded/ETM, 6.88%, 8/01/24	450,000	509,377

POWER – 0.4%
M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), Prerefunded/ETM, 6.00%, 7/01/22	120,000	129,719
Redding City Electric System Revenue, CA, Revenue Bonds, (NATL), Prerefunded/ETM, 6.37%, 7/01/22	545,000	585,891
Sacramento Municipal Utility District, CA, Revenue Bonds, (Series K), (BHAC-CR AMBAC), 5.25%, 7/01/24	600,000	676,032

TOTAL POWER		$1,391,642

SCHOOL DISTRICT – 0.3%
Los Angeles Unified School District, CA, GO Unlimited, AD Valorem Property Tax, (Series RYQ), 5.00%, 7/01/25	1,000,000	1,233,970

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 0.1%
Metropolitan Water District of Southern California, CA, Unrefunded Revenue Bonds, (Series A), (FGIC-TCRS), 5.75%, 7/01/21	$140,000	$140,601

TOTAL CALIFORNIA		$6,558,076

COLORADO – 3.0%

AIRPORT – 1.1%
City & County of Denver, CO, Airport System Refunding Revenue Bonds, (Sub-Series F1), (AGC), 0.99%, 11/15/25Δ	1,000,000	1,000,000
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	3,164,450

TOTAL AIRPORT		$4,164,450

HOUSING – 0.6%
Colorado Housing and Finance Authority, CO, Single Family Revenue Bonds, (Series B), 3.75%, 5/01/50	1,970,000	2,191,921

MEDICAL – 0.7%
Colorado Health Facilities Authority, CO, Advance Refunding Revenue Bonds, (NCMC, Inc. Project), Prerefunded/ETM, 5.00%, 5/15/26	100,000	126,063
Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 8/01/49Δ	2,000,000	2,383,780

TOTAL MEDICAL		$2,509,843

WATER – 0.6%
City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 9/15/33	1,750,000	2,222,308

TOTAL COLORADO		$11,088,522

CONNECTICUT – 3.4%

DEDICATED TAX – 0.2%
Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, 5.00%, 5/01/25	625,000	752,956

GENERAL OBLIGATIONS – 0.5%
State of Connecticut, CT, GO Unlimited, (Series E), 5.00%, 10/15/23	1,035,000	1,185,282
State of Connecticut, CT, GO Unlimited, Refunding Notes, (Series E), 5.00%, 9/15/27	500,000	640,715

TOTAL GENERAL OBLIGATIONS		$1,825,997

HIGHER EDUCATION – 1.3%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 7/01/31	1,385,000	1,670,407
University of Connecticut, CT, Revenue Bonds, (Series A)
5.00%, 3/15/31	1,480,000	1,778,146

Description	Par Value	Value
5.00%, 1/15/33	$1,000,000	$1,219,290

TOTAL HIGHER EDUCATION		$4,667,843

HOUSING – 1.4%
Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	2,990,000	3,423,131
Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,720,000	1,870,500

TOTAL HOUSING		$5,293,631

TOTAL CONNECTICUT		$12,540,427

DELAWARE – 0.7%

GENERAL OBLIGATIONS – 0.7%
State of Delaware, DE, GO Unlimited, (Series A), 5.00%, 1/01/29	1,810,000	2,471,953

TOTAL DELAWARE		$2,471,953

DISTRICT OF COLUMBIA – 0.7%

GENERAL OBLIGATIONS – 0.7%
District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 6/01/31	2,080,000	2,672,426

TOTAL DISTRICT OF COLUMBIA		$2,672,426

FLORIDA – 5.4%

AIRPORT – 1.0%
Broward County, FL, Airport System Revenue Bonds, 5.00%, 10/01/27	1,500,000	1,884,225
Miami-Dade County, FL, Seaport Department, Revenue Bonds, (Series B), 6.00%, 10/01/24	1,500,000	1,721,400

TOTAL AIRPORT		$3,605,625

GENERAL OBLIGATIONS – 0.4%
Broward County, FL, GO Unlimited, Refunding Bonds, (Parks & Land Preservation Project), AD Valorem Property Tax, 5.00%, 1/01/24	1,500,000	1,601,310
Miami-Dade County, FL, Revenue Bonds, (Sports Franchise Facilities), (NATL), Prerefunded/ETM, 5.25%, 10/01/30	65,000	91,536

TOTAL GENERAL OBLIGATIONS		$1,692,846

HIGHER EDUCATION – 1.5%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 4/01/28	750,000	931,073
5.00%, 4/01/30	750,000	918,060
5.00%, 4/01/31	750,000	913,545

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 4/01/33	$750,000	$903,473
Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 3/01/28	1,600,000	1,790,752

TOTAL HIGHER EDUCATION		$5,456,903

HOUSING – 1.6%
Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), Prerefunded/ETM, 3.25%, 12/01/22	500,000	549,470
Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), Prerefunded/ETM, 5.38%, 12/01/22	415,000	478,055
Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project)

5.00%, 2/01/25	500,000	579,950
5.00%, 2/01/26	500,000	590,755
Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 3/01/50	3,400,000	3,804,532

TOTAL HOUSING		$6,002,762

WATER – 0.9%
Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,194,446
Village of Royal Palm Beach Utility System Revenue, FL, Revenue Bonds, Public Improvements, (NATL), Prerefunded/ETM, 4.50%, 10/01/22	185,000	193,510

TOTAL WATER		$3,387,956

TOTAL FLORIDA		$20,146,092

GEORGIA – 0.5%

HIGHER EDUCATION – 0.5%
Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), 5.00%, 7/01/31	1,575,000	1,896,158

TOTAL GEORGIA		$1,896,158

HAWAII – 0.4%

GENERAL OBLIGATIONS – 0.4%
State of Hawaii, HI, GO Unlimited, (Series FT), 5.00%, 1/01/26	1,075,000	1,335,988

TOTAL HAWAII		$1,335,988

Description	Par Value	Value

ILLINOIS – 14.7%

AIRPORT – 0.7%
Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 1/01/29	$2,250,000	$2,511,270

DEDICATED TAX – 1.1%
Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 6/01/33	1,450,000	1,794,781
Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 1/01/26	2,000,000	2,340,660

TOTAL DEDICATED TAX		$4,135,441

GENERAL OBLIGATIONS – 10.4%

Chicago Park District, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series D) 5.00%, 1/01/26	1,250,000	1,380,288
5.00%, 1/01/27	3,455,000	3,791,033

Chicago, IL, GO Limited, (Lakefront Millennium Parking Facilities), (NATL), Prerefunded/ETM, 5.75%, 1/01/23	50,000	54,586
Chicago, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 1/01/25	3,000,000	3,285,330
Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,459,283
Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 7/01/26	10,395,000	12,730,860
Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	7,040,000	8,200,474
Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 7/01/31	1,450,000	2,016,297
State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	3,935,000	4,443,559
Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), Prerefunded/ETM, 8.00%, 6/01/22	255,000	285,411

TOTAL GENERAL OBLIGATIONS		$38,647,121

HOUSING – 2.4%
Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 1.16%, 5/15/50Δ	925,000	926,582

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, Prerefunded/ETM, 7.00%, 7/01/21	$210,000	$222,652
Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series A), 3.75%, 4/01/50	2,830,000	3,181,684
Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series D), 3.75%, 4/01/50	3,905,000	4,369,734
TOTAL HOUSING		$8,700,652

MEDICAL – 0.1%
Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Franciscan Sisters Health Care), (NATL), Prerefunded/ETM, 6.25%, 9/01/21	35,000	36,175
Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Series A), (Evangelical Hospital), Prerefunded/ETM, 6.25%, 4/15/22	300,000	320,571
Illinois Health Facilities Authority, IL, Revenue Bonds, (Series B), (Ancilla Systems Inc.), (NATL), Prerefunded/ETM, 5.25%, 7/01/22	80,000	85,307
Illinois Health Facilities Authority, IL, Revenue Bonds, (Series C), (Evangelical Hospital), Prerefunded/ETM, 6.25%, 4/15/22	15,000	16,029

TOTAL MEDICAL		$458,082

TOTAL ILLINOIS		$54,452,566

INDIANA – 2.5%

DEVELOPMENT – 2.1%
Whiting City, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44Δ	6,500,000	7,949,630

HOUSING – 0.4%
Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 1/01/37	1,320,000	1,388,878

TOTAL INDIANA		$9,338,508

IOWA – 1.0%

HOUSING – 1.0%
Iowa Finance Authority, IA, Revenue Bonds, (Series D), 3.50%, 1/01/49	3,415,000	3,831,801

TOTAL IOWA		$3,831,801

KANSAS – 0.2%

UTILITIES – 0.2%
Wichita City, Water & Sewer Utility Revenue, KS, Refunding Revenue Bonds, (Series A), Prerefunded/ETM, 5.00%, 10/01/21	500,000	526,670

TOTAL KANSAS		$526,670

Description	Par Value	Value

KENTUCKY – 2.1%

AIRPORT – 0.4%
Lexington-Fayette Urban County Airport Board Corp., KY, Current Refunding Revenue Bonds, (Series A), Prerefunded/ETM, 5.00%, 7/01/22	$1,350,000	$1,462,806

GENERAL OBLIGATIONS – 1.1%
Kentucky Public Energy Authority, KY, Revenue Bonds, (Series C), 4.00%, 2/01/50Δ	3,300,000	3,911,193

LEASE – 0.6%
Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 5/01/25	2,000,000	2,381,560

TOTAL KENTUCKY		$7,755,559

MARYLAND – 2.3%

DEDICATED TAX– 0.2%
Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 5/01/30	500,000	617,150

GENERAL OBLIGATIONS – 1.0%
Anne Arundel County, MD, GO Limited, AD Valorem Property Tax, 5.00%, 10/01/25	3,000,000	3,729,450

MEDICAL – 0.0%**
Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Helix Health Issue), (AMBAC), Prerefunded/ETM, 5.00%, 7/01/27	125,000	148,327

WATER – 1.1%
Washington Suburban Sanitary Commission, MD, Revenue Bonds, (Consolidated Public Improvement Bonds), 5.00%, 6/01/33	3,000,000	3,936,150

TOTAL MARYLAND		$8,431,077

MASSACHUSETTS – 3.1%

HIGHER EDUCATION – 0.7%
Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Series L), (Simmons University)

5.00%, 10/01/30	1,180,000	1,449,630
5.00%, 10/01/31	1,000,000	1,220,180

TOTAL HIGHER EDUCATION		$2,669,810

HOSPITAL – 0.9%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 7/01/33	2,455,000	3,080,141

HOUSING – 0.0%**
Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, Prerefunded/ETM, 7.00%, 4/01/21	10,000	10,431

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 0.4%
Massachusetts Health & Educational Facilities Authority, MA, Refunding Revenue Bonds, (Partners Healthcare System), (Series F1), (AGM), 0.74%, 7/01/40Δ	$1,500,000	$1,500,000

STUDENT LOAN – 0.7%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 7/01/25	2,200,000	2,530,770

WATER – 0.4%
Massachusetts Water Resources Authority, MA, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/33	1,000,000	1,512,010

TOTAL MASSACHUSETTS		$11,303,162

MICHIGAN – 3.4%

DEDICATED TAX – 1.7%
Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	6,197,923

HOSPITAL – 1.2%
Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 5/15/30	2,055,000	2,455,869
Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series E-1), (Ascension Senior Credit Group), 4.00%, 11/15/44Δ	90,000	102,310
Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series A), (Beaumont Health Credit Group), 5.00%, 8/01/31	1,655,000	1,900,172

TOTAL HOSPITAL		$4,458,351

HOUSING – 0.1%
Michigan State Housing Development Authority, MI, Multi Family Revenue Bonds, (Series A-1), 2.88%, 10/01/34	375,000	402,754

WATER – 0.4%
Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Series C), (Local Government Loan Program), 5.00%, 7/01/34	1,450,000	1,710,608

TOTAL MICHIGAN		$12,769,636

MINNESOTA – 1.8%

HOUSING – 1.8%
Coon Rapids City, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 8/01/35	2,714,739	2,900,399
Minnesota Housing Finance Agency, MN, Revenue Bonds, (Series F), 3.75%, 1/01/50	3,480,000	3,871,570

TOTAL HOUSING		$6,771,969

TOTAL MINNESOTA		$6,771,969

Description	Par Value	Value

NEBRASKA – 2.7%

GENERAL OBLIGATIONS – 1.9%
Central Plains Energy Project, NE, Current Refunding Revenue Bonds, 4.00%, 12/01/49Δ	$6,000,000	$6,891,420

HOUSING – 0.8%
Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 9/01/49	2,890,000	3,138,049

TOTAL NEBRASKA		$10,029,469

NEW JERSEY – 3.1%

HIGHER EDUCATION – 1.3%
Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 7/01/27	2,000,000	2,355,660
New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 7/01/30	1,000,000	1,197,990
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 7/01/31	1,000,000	1,192,470

TOTAL HIGHER EDUCATION		$4,746,120

HOUSING – 0.1%
New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	443,292
New Jersey Housing & Mortgage Finance Agency, NJ, Multi Family Revenue Bonds, (Series A), Prerefunded/ETM, 6.00%, 11/01/21	30,000	31,535

TOTAL HOUSING		$474,827

LEASE – 1.0%
New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	1,305,000	1,457,855
New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 6/15/24	225,000	254,653
New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 9/01/24	1,685,000	1,917,901

TOTAL LEASE		$3,630,409

MEDICAL – 0.0%**
New Jersey Health Care Facilities Financing Authority, NJ, Current Refunding Revenue Bonds, (Kennedy Health System), Prerefunded/ETM, 3.75%, 7/01/27	60,000	68,126
New Jersey Health Care Facilities Financing Authority, NJ, Refunding Revenue Bonds, (Series A), (Saint Clare’s Hospital, Inc.), (AGC), Prerefunded/ETM, 4.75%, 7/01/25	120,000	140,269

TOTAL MEDICAL		$208,395

July 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 0.7%
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/28	$2,135,000	$2,589,029

TOTAL NEW JERSEY		$11,648,780

NEW MEXICO – 1.0%

GENERAL OBLIGATIONS – 1.0%
New Mexico Municipal Energy Acquisition Authority, NM, Revenue Bonds, (Series A), 5.00%, 11/01/39Δ	3,065,000	3,641,036

HIGHER EDUCATION—0.0%**
University of New Mexico (The), NM, Revenue Bonds, Prerefunded/ETM, 6.50%, 6/01/21	50,000	50,438

TOTAL NEW MEXICO		$3,691,474

NEW YORK – 6.0%

AIRPORT – 1.2%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series), 5.00%, 9/15/31	2,500,000	3,117,000
Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 3/01/28	1,145,000	1,344,539

TOTAL AIRPORT		$4,461,539

DEDICATED TAX – 0.4%
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series-C-2), (AGM), 0.65%, 11/01/27Ä	600,000	600,000
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series-C-3), (AGM), 0.74%, 11/01/27Δ	725,000	725,000

TOTAL DEDICATED TAX		$1,325,000

GENERAL OBLIGATIONS – 0.7%
Nassau County, NY, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 1/01/27	410,000	496,346
New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-2), (AGM), 0.76%, 8/01/26Δ	975,000	975,000
New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-5), (AGM), 0.79%, 8/01/26Δ	500,000	500,000
New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series C-4), (AGM), 0.74%, 1/01/32Δ	500,000	500,000

TOTAL GENERAL OBLIGATIONS		$2,471,346

HOUSING – 1.9%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	2,019,589

Description	Par Value	Value
New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 5/01/59Δ	$5,000,000	$5,068,250

TOTAL HOUSING		$7,087,839

MEDICAL – 0.6%
New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 7/01/23	2,130,000	2,344,640

TRANSPORTATION – 1.2%
Metropolitan Transportation Authority, NY, Revenue Notes, (Bond Anticipation Notes), (Series E), 4.00%, 9/01/20	1,000,000	1,000,860
New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 1/01/30	3,000,000	3,525,510

TOTAL TRANSPORTATION		$4,526,370

TOTAL NEW YORK		$22,216,734

NORTH CAROLINA – 0.5%

MEDICAL – 0.1%
North Carolina Medical Care Commission, NC, Revenue Bonds, (First Mortgage), (Whitestone Project), (Series A), Prerefunded/ETM, 6.25%, 3/01/21	15,000	15,497
Wake County, NC, Refunding Revenue Bonds, Hospital System, (NATL), Prerefunded/ETM, 5.13%, 10/01/26	155,000	177,501

TOTAL MEDICAL		$192,998

POWER – 0.0%**
North Carolina Eastern Municipal Power Agency, NC, Revenue Bonds, (Series A), Prerefunded/ETM, 6.40%, 1/01/21	35,000	35,882

TRANSPORTATION – 0.4%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 1/01/32	1,250,000	1,588,975

TOTAL NORTH CAROLINA		$1,817,855

OHIO – 3.9%

HOUSING – 1.2%
Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 3/01/50	3,970,000	4,526,515

LEASE – 0.3%
Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, (Senior Convertible Capital Appreciation Assets), Prerefunded/ETM, 6.25%, 6/01/22	1,000,000	1,110,740

MEDICAL – 1.0%
Mahoning, County, OH, Hospital Improvement Revenue Bonds, (Western Reserve Care System Project), (NATL), Prerefunded/ETM, 5.50%, 10/15/25	55,000	62,393

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	$3,035,000	$3,722,154
Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded – Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 11/13/23	10,000	11,369

TOTAL MEDICAL		$3,795,916

TRANSPORTATION – 0.6%
Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 2/15/24	1,985,000	2,232,450

WATER – 0.8%
Ohio Water Development Authority Water Pollution Control Loan Fund, OH, Lease Revenue Bonds, (Series A), 5.00%, 12/01/31	2,000,000	2,783,000

TOTAL OHIO		$14,448,621

OREGON – 0.6%

SCHOOL DISTRICT – 0.6%
Multnomah County, School District No. 1 Portland Public Schools, OR, GO Unlimited, AD Valorem Property Tax, 5.00%, 6/15/24	2,000,000	2,368,160

TOTAL OREGON		$2,368,160

PENNSYLVANIA – 6.2%

AIRPORT – 0.5%
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 7/01/30	1,500,000	1,811,895

DEDICATED TAX – 0.7%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,503,060

DEVELOPMENT – 0.8%
Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 8/01/38Δ	3,000,000	3,077,940

EDUCATION – 0.2%
Bucks County Industrial Development Authority, PA, Current Refunding Revenue Bonds, (George School Project) 5.00%, 9/15/32	180,000	241,421
5.00%, 9/15/33	125,000	166,736
5.00%, 9/15/34	130,000	173,064

TOTAL EDUCATION		$581,221

FACILITIES – 0.3%
Delaware Valley Regional Finance Authority, PA, Revenue Bonds, (Series C), 0.69%, 9/01/48Δ	1,000,000	990,350

Description	Par Value	Value

GENERAL OBLIGATIONS – 0.5%
Bethlehem Authority, PA, Revenue Bonds, Public Improvements, (Guaranteed Lease Revenue Bonds), (Series A), (AGM), Prerefunded/ETM, 5.13%, 6/01/21	$20,000	$20,561
Commonwealth of Pennsylvania, PA, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 1/01/27	660,000	838,424
York City, PA, GO Unlimited, Refunding Notes, AD Valorem Property Tax, Prerefunded/ETM, 7.25%, 11/15/21	1,000,000	1,085,300

TOTAL GENERAL OBLIGATIONS		$1,944,285

HIGHER EDUCATION – 0.3%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,252,390

LEASE – 0.3%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/01/34	1,000,000	1,245,220

MEDICAL – 0.5%
Dauphin County General Authority, PA, Revenue Bonds, (HAPSCO Group, Inc., Tax Loan Program-Western PA Hospital Project), (Series A), (NATL), Prerefunded/ETM, 5.50%, 7/01/23	240,000	262,553
Pottsville Hospital Authority, PA, Current Refunding Revenue Bonds, (Schuylkill Health System Project), Prerefunded/ETM, 6.50%, 7/01/24	1,260,000	1,527,120

TOTAL MEDICAL		$1,789,673

WATER – 2.1%
Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	7,243,885
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 9/01/33	340,000	486,673

TOTAL WATER		$7,730,558

TOTAL PENNSYLVANIA		$22,926,592

PUERTO RICO – 0.0%**

GENERAL OBLIGATIONS – 0.0%**
Puerto Rico Public Finance Corp., PR, Refunding Revenue Bonds, (Commonwealth), (Series E), (AGC-ICC), Prerefunded/ETM, 6.00%, 8/01/26	10,000	13,153

TOTAL PUERTO RICO		$13,153

RHODE ISLAND – 0.9%

STUDENT LOAN – 0.9%
Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A) 4.00%, 12/01/27	1,995,000	2,074,221

July 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
5.00%, 12/01/23	$1,200,000	$1,325,052

TOTAL STUDENT LOAN		$3,399,273

TOTAL RHODE ISLAND		$3,399,273

SOUTH CAROLINA – 1.3%

HOUSING – 0.4%
South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 7/01/43	1,370,000	1,470,202

LEASE – 0.9%
Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 5/15/30	2,445,000	3,491,362

TOTAL SOUTH CAROLINA		$4,961,564

SOUTH DAKOTA – 0.6%

HOUSING – 0.6%
South Dakota Housing Development Authority, SD, Single Family Refunding Revenue Bonds, (Series A), 3.75%, 11/01/50	2,000,000	2,243,220

TOTAL SOUTH DAKOTA		$2,243,220

TEXAS – 8.2%

DEDICATED TAX – 0.3%
Texas Transportation Commission State Highway Fund, TX, Refunding Revenue Bonds, (Series A), 5.00%, 4/01/22	915,000	989,426

GENERAL OBLIGATIONS – 1.8%
Collin County Community College District, TX, GO Limited, AD Valorem Property Tax, (Series A)
5.00%, 8/15/27	1,000,000	1,306,330
5.00%, 8/15/33	2,000,000	2,678,780
El Paso, TX, GO Limited, AD Valorem Property Tax, 4.00%, 8/15/33	2,300,000	2,689,574

TOTAL GENERAL OBLIGATIONS		$6,674,684

HIGHER EDUCATION – 1.0%
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)
5.00%, 8/15/27	1,000,000	1,294,350
5.00%, 8/15/29	1,000,000	1,318,620
5.00%, 8/15/31	835,000	1,005,833

TOTAL HIGHER EDUCATION		$3,618,803

HOUSING – 0.9%
Texas Department of Housing & Community Affairs, TX, Revenue Bonds, (Series A), 4.00%, 3/01/50	2,730,000	3,123,284

MEDICAL – 0.3%
Coastal Bend Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Christus Health), (Sub-Series B-2), (AGM), 0.62%, 7/01/31Δ	500,000	500,000

Description	Par Value	Value
Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Christus Health), (Series A-3), (AGM), 0.60%, 7/01/31Δ	$475,000	$475,000
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Presbyterian Healthcare System), (Series B), (NATL), Prerefunded/ETM, 5.50%, 6/01/21	25,000	26,079
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (AMBAC), Prerefunded/ETM, 6.00%, 9/01/24	70,000	78,660
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (FGIC), Prerefunded/ETM, 6.00%, 9/01/24	60,000	67,423
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (NATL-IBC), Prerefunded/ETM, 6.00%, 9/01/24	30,000	33,711

TOTAL MEDICAL		$1,180,873

SCHOOL DISTRICT – 1.6%
Beaumont Independent School District, TX, GO Unlimited Current Refunding, AD Valorem Property Tax, 4.00%, 2/15/31	1,000,000	1,192,370
Carroll Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 5.00%, 2/15/23	250,000	280,353
Fort Worth Independent School District, TX, GO Unlimited, Advance Refunding, AD Valorem Property Tax, 5.00%, 2/15/24	350,000	409,098
Lewisville Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 4.00%, 8/15/34	3,000,000	3,747,510
Northside Independent School District, TX, GO Unlimited, Advance Refunding, AD Valorem Property Tax, 5.00%, 8/15/23	300,000	344,124

TOTAL SCHOOL DISTRICT		$5,973,455

TRANSPORTATION – 0.8%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 1/01/33	1,470,000	1,757,209
Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 8/15/32	1,225,000	1,365,348

TOTAL TRANSPORTATION		$3,122,557

UTILITIES – 1.5%
Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE), 5.25%, 5/15/25	5,000,000	5,628,250

TOTAL TEXAS		$30,311,332

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

UTAH – 3.5%

AIRPORT – 1.8%
Salt Lake City Corp., UT, Revenue Bonds, (Series A)
5.00%, 7/01/32	$3,000,000	$3,738,600
5.00%, 7/01/33	2,500,000	3,099,050

TOTAL AIRPORT		$6,837,650

GENERAL OBLIGATIONS – 0.4%
State of Utah, UT, GO Unlimited, 5.00%, 7/01/26	1,000,000	1,277,900

MEDICAL – 1.3%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.13%, 2/15/33	3,490,000	4,093,840
5.40%, 2/15/28	500,000	595,595

TOTAL MEDICAL		$4,689,435

TOTAL UTAH		$12,804,985

VIRGINIA – 0.7%

GENERAL OBLIGATIONS – 0.7%
Virginia Public Building Authority, VA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 8/01/24	2,055,000	2,452,458

TOTAL VIRGINIA		$2,452,458

WASHINGTON – 2.0%

DEDICATED TAX – 1.1%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 2/01/28	3,835,000	4,320,089

HOSPITAL – 0.6%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital Medical Center, 5.00%, 7/01/33	1,750,000	2,117,430

SCHOOL DISTRICT – 0.3%
King County School District No. 414 Lake Washington, WA, GO Limited, AD Valorem Property Tax, 4.00%, 12/01/23	1,000,000	1,128,050

TOTAL WASHINGTON		$7,565,569

Description	Par Value	Value

WISCONSIN – 0.2%

GENERAL OBLIGATIONS – 0.0%**
State of Wisconsin, WI, GO Unlimited, Advance Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 11/01/21	$180,000	$190,989

MEDICAL – 0.2%
Wisconsin Health & Educational Facilities Authority, WI, Current Refunding Revenue Bonds, (Aurora Health Care, Inc.), (Series A), Prerefunded/ETM, 5.13%, 4/15/23	500,000	564,755

TOTAL WISCONSIN		$755,744

TOTAL MUNICIPAL BONDS (COST $336,246,286)		$350,883,284

	Number of Shares

MONEY MARKET FUND – 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	14,606,087	$14,606,087

TOTAL MONEY MARKET FUND (COST $14,606,087)		$14,606,087

TOTAL INVESTMENTS – 98.5% (COST $350,852,373)		$365,489,371

OTHER ASSETS LESS LIABILITIES – 1.5%		5,649,344

TOTAL NET ASSETS – 100.0%		$371,138,715

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage- backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

**	Represents less than 0.05% .

July 31, 2020 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guarantee Insurance Company

GO	General Obligation

IBC	International Bancshares Corporation

LLC	Limited Liability Corporation

NATL	National Public Finance Guarantee Corporation

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)